Net Loss Attributable to Common Stockholders - Schedule of Antidilutive Securities (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities	1,281,856	8,867,176	8,754,540
Convertible Preferred Series C
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities		7,713,455	7,598,805
Service Period Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities	1,220,739	1,092,604	1,094,618
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities	61,117	61,117	61,117